Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
ICE HK and its affiliate [Member]
Business Acquisition [Line Items]
Allocation of Purchase Price/Consideration of Assets Acquired and Liabilities Assumed

As of May 31, 2010 (in thousands)
Tangible assets acquired	$4,091
Game under development	769
Other identifiable intangible assets acquired	252

Goodwill	10,258
Liabilities assumed	(8,370)

Total	$7,000

Shanghai Jingmao and its affiliate [Member]
Business Acquisition [Line Items]
Allocation of Purchase Price/Consideration of Assets Acquired and Liabilities Assumed

As of February 1, 2011 (in thousands)
Fair value of previously held 50% equity interests	$2,704
Consideration for the remaining 50% equity interests	3,036

Total consideration	5,740

Tangible assets	9,514
Identifiable intangible assets acquired	10,101
Goodwill	5,147
Liabilities assumed	(19,022)

Total	$5,740

7Road [Member]
Business Acquisition [Line Items]
Allocation of Purchase Price/Consideration of Assets Acquired and Liabilities Assumed

As of June 1, 2011 (in thousands)
Cash consideration	$68,258
Contingent consideration	28,051

Total consideration	96,309

Receivables	7,440
Other tangible assets	22,213
Completed game	20,837
Games under development	3,561
Other identifiable intangible assets acquired	986
Goodwill	103,366
Liabilities assumed	(8,983)
Fair value of non-controlling interest and put option	(53,111)

Total	$96,309

17173 Business [Member]
Business Acquisition [Line Items]
Allocation of Purchase Price/Consideration of Assets Acquired and Liabilities Assumed

As of December 31, 2011 (in thousands)
Cash consideration	$162,500
Net profit for the Transition Period	1,284

Total consideration	163,784

Inventory	534
Fixed assets	2,737
Intangible assets	632
Goodwill	17,885
Deemed dividend to Sohu	141,996

Total	$163,784